Investments Accounted for Using the Equity Method - Schedule of Information Shares Held in Investments Accounted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Financial
Ownership percentage	50.00%	50.00%
Number of shares	26.031.576.916	15.483.189.879
Puntos Colombia S.A.S. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Services
Ownership percentage	50.00%	50.00%
Number of shares	9.000.000	9.000.000
Sara ANV S.A. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Services
Ownership percentage	50.00%	50.00%
Number of shares	2.286.00	2.270.00